SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION
Segment information
Non-current assets	December 31, 2021	December 31, 2020
Canada	$209,739	$244,018
USA	226	444
Total	$209,965	$244,462